UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22263

                         EXCHANGE TRADED CONCEPTS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                           3555 Northwest 58th Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                     DATE OF FISCAL YEAR END: JULY 31, 2011

                    DATE OF REPORTING PERIOD: JULY 31, 2011

ITEM  1.    REPORTS  TO  STOCKHOLDERS.




                                   [ETC LOGO]









                              Formerly FaithShares

                                 Annual Report

                                 July 31, 2011

                       FaithShares Christian Values Fund

--------------------------------------------------------------------------------

                            Exchange Traded Concepts

                               Table of Contents

--------------------------------------------------------------------------------

Management Discussion of Fund Performance .....................................2
Schedule of Investments (In Liquidation) ......................................4
Statement of Assets and Liabilities (In Liquidation) ..........................6
Statement of Operations (In Liquidation) ......................................7
Statement of Changes in Net Assets (In Liquidation) ...........................8
Financial Highlights (In Liquidation) .........................................9
Notes to Financial Statements ................................................10
Disclosure of Interim Advisory Agreement & Board Considerations ..............17
Report of Independent Registered Public Accounting Firm ......................19
Disclosure of Fund Expenses ..................................................20
Supplemental Information .....................................................21
Trustees and Officers of the Trust ...........................................22
Notice to Shareholders .......................................................25















The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-877-FAITH-55; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

                            Exchange Traded Concepts
             Management Discussion of Fund Performance (Unaudited)
                       FaithShares Christian Values Fund

--------------------------------------------------------------------------------

FaithShares Christian Values Fund

The FaithShares Christian Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Christian Values Index (the "CHV Index" or "Index"), a custom index developed by MSCI, formerly the FTSE KLD Index. The CHV Index is designed to measure the performance of U.S. large capitalization companies screened based on a composite of the guidelines of various Christian denominations (the "Christian Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The CHV Index has zero tolerance for, and therefore excludes from its Index, companies involved in: the direct participation or support of abortion; manufacture of alcoholic beverages; ownership of, or support of, gambling facilities, products or services; production or distribution of violent media; production, sale or distribution of pornography, use of embryonic stem cell or fetal tissue for research in a product; and manufacture, sale or distribution of tobacco products or supply of key elements to the tobacco industry. The CHV Index is comprised of 100 securities each of who's weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the CHV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the CHV Index opts not to take shares of the new company). Companies included in the CHV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the FaithShares Christian Values Fund will not be removed from the CHV Index until reconstitution, and the FaithShares Christian Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

--------------------------------------------------------------------------------

                            Exchange Traded Concepts
             Management Discussion of Fund Performance (Unaudited)
                       FaithShares Christian Values Fund

--------------------------------------------------------------------------------

FaithShares Christian Values Fund

The FaithShares Christian Values Fund's investment objective is to track the performance, before fees and expenses, of the FaithShares Christian Values Index, a custom index developed by MSCI.

Fund Review

While the markets remained volatile during the fiscal year ended July 31(st), the FaithShares Christian Values Fund continued to have good performance. With a one-year NAV return of 18.56% and an index return of 19.47%, the fund tracked its index exactly when accounting for the 87 basis point expense ratio. Both the index and the Fund slightly underperformed the S&P 500 Index with its return of 19.65% . Since inception in December of 2009, the FaithShares Christian Values Fund had an annualized return at NAV of 14.52%. This compares to its index return of 15.73% and an S&P 500 return of 12.96%.

While the performance of the FaithShares Christian Values Fund has been consistently good, the Fund has not attracted the level of assets necessary to pay for its operations. After 20 months in operation, the Fund has $3,028,412 in AUM and will cease trading on the NYSE Arca on August 31(st).


Growth of a $10,000 Investment

                                       -------------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2011*
                                       -------------------------------------------------------------------------------------
                                                  One Year Return                         Annualized Inception to Date
                                       -------------------------------------------------------------------------------------
                                       Net Asset Value          Market Price          Net Asset Value          Market Price
                                       -------------------------------------------------------------------------------------
FaithShares Christian Values Fund      18.56%                   14.99%                14.52%                   12.07%
                                       -------------------------------------------------------------------------------------
CHV Index                              19.47%                   19.47%                15.73%                   15.73%
                                       -------------------------------------------------------------------------------------




                              [LINE GRAPH OMITTED]

                                         DEC. 8,        JULY 31,     JULY 31,
                                          2009            2010        2011
                                         -------        -------      --------
FaithShares Christian Values ETF*        $10,000        $10,562      $12,522
CHV Index                                $10,000        $10,642      $12,714

*FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund's holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund
Performance.

                            Exchange Traded Concepts
          Schedule of Investments o FaithShares Christian Values Fund
                                (In Liquidation)

--------------------------------------------------------------------------------

July 31, 2011
                                                                        --------------------------------------------------
Sector Weightings+ (Unaudited)                                          Description                    Shares Market Value
[BAR GRAPH OMITTED]                                                     --------------------------------------------------
                                                                        Ultra Petroleum*                  641    $ 30,012
19.5% Information Techonology                                                                                    --------
13.6% Financials                                                                                                  364,620
12.0% Energy                                                                                                     --------
11.9% Consumer Discrectionary                                           Financials -- 13.6%
10.9% Health Care                                                       Aflac                             629      28,972
10.4% Consumer Staples                                                  American Express                  608      30,424
10.4% Industrials                                                       CB Richard Ellis Group, Cl A*   1,126      24,547
 4.1% Materials                                                         Charles Schwab                  1,778      26,545
 3.2% Telecommunication Services                                        CME Group                         110      31,811
 3.1% Utilities                                                         Comerica                          905      28,987
 0.9% Time Deposit                                                      Fifth Third Bancorp             2,453      31,031
                                                                        IntercontinentalExchange*         254      31,318
+ Percentages based on total investments.                               KeyCorp                         3,702      29,764
--------------------------------------------------------------          Lincoln National                1,074      28,461
Description                                Shares Market Value          M&T Bank                          361      31,133
--------------------------------------------------------------          Northern Trust                    647      29,054
COMMON STOCK -- 99.1%                                                   T Rowe Price Group                495      28,116
                                                                        US Bancorp                      1,224      31,897
                                                                                                                  -------
Consumer Discretionary -- 11.9%                                                                                   412,060
Chipotle Mexican Grill*                    109    $   35,379                                                      -------
Gap                                        1,691      32,619            Health Care -- 10.9%
Johnson Controls                           808        29,855            Aetna                             722      29,956
Kohl's                                     584        31,951            Allergan                          379      30,817
McDonald's                                 378        32,690            Biogen Idec*                      327      33,312
NIKE, Cl B                                 351        31,643            Coventry Health Care*             923      29,536
Nordstrom                                  690        34,610            Gilead Sciences*                  765      32,405
Staples                                    1,910      30,675            Hospira*                          579      29,598
Starbucks                                  846        33,916            McKesson                          377      30,582
Tiffany                                    449        35,736            Medtronic                         809      29,164
TJX                                        586        32,406            Quest Diagnostics                 569      30,732
                                                     -------            Waters*                           317      27,861
                                                     361,480            WellPoint                         411      27,763
                                                     -------                                                      -------
Consumer Staples -- 10.4%                                                                                         331,726
Avon Products                              1,098      28,800                                                      -------
Campbell Soup                              911        30,109            Industrials -- 10.4%
Clorox                                     455        32,573            Cooper Industries, PLC            525      27,463
Colgate-Palmolive                          374        31,558            Cummins                           294      30,835
Estee Lauder, Cl A                         313        32,837            Deere                             370      29,048
General Mills                              812        30,328            Eaton                             615      29,489
HJ Heinz                                   604        31,795            Emerson Electric                  584      28,668
Procter & Gamble                           487        29,946            Pall                              581      28,806
Sara Lee                                   1,639      31,321            Pitney Bowes                    1,306      28,144
Whole Foods Market                         515        34,351            Rockwell Automation               368      26,408
                                                     -------            Rockwell Collins                  531      29,253
                                                     313,618            Southwest Airlines              2,679      26,683
                                                     -------            Tyco International                641      28,390
Energy -- 12.0%                                                                                                   -------
Cimarex Energy                             333        29,344                                                      313,187
Denbury Resources*                         1,432      27,666                                                      -------
Devon Energy                               382        30,063            Information Technology -- 19.5%
El Paso                                    1,483      30,476            Adobe Systems*                    910      25,225
EOG Resources                              287        29,274            Advanced Micro Devices*         3,834      28,142
Newfield Exploration*                      416        28,047            Agilent Technologies*             631      26,603
Noble                                      752        27,726            Analog Devices                    787      27,073
QEP Resources                              743        32,566            Applied Materials               2,279      28,077
Range Resources                            559        36,424            Autodesk*                         725      24,940
Southwestern Energy*                       717        31,949            CA                              1,381      30,796
Spectra Energy                             1,150      31,073            Cisco Systems                   1,941      30,998
                                                                        Dell*                           2,019      32,789
                                                                        EMC*                            1,107      28,870


    The accompanying notes are an integral part of the financial statements.




                                       4





                            Exchange Traded Concepts
          Schedule of Investments o FaithShares Christian Values Fund
                                (In Liquidation)

--------------------------------------------------------------------------------


                                                                        The following is a summary of the inputs used as of July 31,
----------------------------------------------------------------        2011 in valuing the Fund's investments carried at value:
                                    Shares / Face
Description                         Amount         Market Value
----------------------------------------------------------------        Investments in
    Google, Cl A*                         59        $     35,618         Securities      Level 1     Level 2     Level 3     Total
    Hewlett-Packard                      880              30,941                        --------------------------------------------
    Intel                              1,410              31,485         Common Stock   $3,000,872   $  --     $ --    $  3,000,872
    International Business Machines      186              33,824         Time Deposit      --         28,183     --          28,183
    Intuit*                              591              27,600                        --------------------------------------------
    Motorola Solutions*                  686              30,794         Total Investments
    Oracle                               939              28,715         in Securities  $3,000,872   $28,183   $ --    $  3,029,055
    Symantec*                          1,637              31,201                        ============================================
    Texas Instruments                    931              27,697
    Xerox                              3,168              29,558         There have been no significant  transfers between Level 1 &
                                                         -------         Level 2 assets and liabilities. it is the Fund's policy to
                                                         590,946         recognize transfers into and out of Level 1 & Level 2 at
                                                         -------         the end of the reporting period.

Materials -- 4.1%                                                       On July, 15, 2011, the Board of Trustess voted to close the
    Air Products & Chemicals             345              30,612        Christian  Values Fund and to commence the orderly
    Ecolab                               598              29,900        liquidation of the Fund's assets.
    Lubrizol                             240              32,304
    Praxair                              295              30,574
                                                         -------
                                                         123,390
                                                         -------
Telecommunication Services -- 3.2%
    American Tower, Cl A*                589              30,940
    Crown Castle International*          778              33,765
    SBA Communications, Cl A*            826              31,529
                                                          ------
                                                          96,234
                                                          ------

Utilities -- 3.1%
    PG&E                                 761              31,528
    Wisconsin Energy                   1,017              31,171
    Xcel Energy                        1,288              30,912
                                                          ------
                                                          93,611
                                                          ------
Total Common Stock
    (Cost $2,687,784)                                  3,000,872
TIME DEPOSIT -- 0.9%                                   ---------
    Brown Brothers Harriman Sweep
    0.031%, 08/01/11**              $ 28,183              28,183
Total Time Deposit                                        ------
    (Cost $28,183)                                        28,183
Total Investments -- 100.0%                               ------
    (Cost $2,715,967)                              $   3,029,055
                                                   =============


Percentages are based on Net Assets of $3,028,412.
*   Non-income producing security.
**  Rate shown is the 7-day simple yield as of July 31, 2011.

Cl -- Class
PLC -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

                            Exchange Traded Concepts
              Statement of Assets and Liabilities (In Liquidation)
                                 July 31, 2011

-------------------------------------------------------------------------------------
                                                                         FaithShares
                                                                         Christian
                                                                           Values
                                                                            Fund
Assets:
Cost of Investments                                                      $ 2,715,967
                                                                         -----------
Investments at Value                                                     $ 3,029,055
Dividend and Interest Receivable                                               2,163
                                                                         -----------
Total Assets                                                               3,031,218
                                                                         -----------
Liabilities:
Payable due to Investment Adviser                                              2,306
Payable due to Custodian                                                         500
                                                                         -----------
Total Liabilities                                                              2,806
                                                                         -----------
Net Assets                                                               $ 3,028,412
                                                                         ===========
Net Assets Consist of:
Paid-in Capital                                                          $ 2,562,746
Undistributed Net Investment Income                                              842
Accumulated Net Realized Gain on Investments                                 151,736
Net Unrealized Appreciation on Investments                                   313,088
                                                                         -----------
Net Assets                                                               $ 3,028,412
                                                                         ===========
Outstanding Shares of Beneficial Interest
(unlimited authorization -- no par value)                                    100,000
Net Asset Value, Offering and Redemption Price Per Share                      $30.28
                                                                         ===========



The accompanying notes are an integral part of the financial statements.

                            Exchange Traded Concepts
                    Statement of Operations (In Liquidation)
                        For the year ended July 31, 2011

-------------------------------------------------------------------------------------
                                                                         FaithShares
                                                                          Christian
                                                                           Values
                                                                            Fund
Investment Income:
Dividend Income                                                          $ 52,354
Interest Income                                                                12
Less: Foreign Taxes Withheld                                                   (3)
                                                                         -----------
Total Investment Income                                                    52,363
                                                                         -----------
Investment Advisory Fees                                                   25,745
                                                                         -----------
Total Expenses                                                             25,745
                                                                         -----------
Net Investment Income                                                      26,618
                                                                         -----------
Net Realized Gain on:
Investments                                                               151,847
                                                                         -----------
Net Realized Gain on Investments                                          151,847
                                                                         -----------
Net Change in Unrealized Appreciation on:
Investments                                                               307,479
                                                                         -----------
Net Change in Unrealized Appreciation on Investments                      307,479
                                                                         -----------
Net Realized and Unrealized Gain on Investments                           459,326
                                                                         -----------
Net Increase in Net Assets Resulting from Operations                     $485,944
                                                                         ===========

The accompanying notes are an integral part of the financial statements.

                            Exchange Traded Concepts
                       Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       FaithShares Christian Values
                                                                                                           Fund
                                                                                                       --- ------------ ------------
                                                                                                       Year ended       Period Ended
                                                                                                       July 31, 2011    July 31,
                                                                                                       (In Liquidation) 2010(1)
Operations:
      Net Investment Income                                                                            $      26,618      $ 8,932
      Net Realized Gain on Investments                                                                       151,847      180,901(2)
      Net Change in Unrealized Appreciation on Investments                                                   307,479        5,609
                                                                                                       --- ------------ ------------
      Net Increase in Net Assets Resulting from Operations                                                   485,944      195,442
                                                                                                       --- ------------ ------------
Dividends and Distributions:
      Net Investment Income                                                                                  (26,393)      (8,426)
      Net Realized Gains                                                                                     (59,655)            --
                                                                                                       --- ------------ ------------
      Total Dividends and Distributions                                                                      (86,048)      (8,426)
                                                                                                       --- ------------ ------------
Capital Share Transactions:
      Issued In-kind                                                                                              --    3,781,500
      Redeemed In-kind                                                                                            --   (1,373,000)
                                                                                                       --- ------------ ------------
      Increase in Net Assets from Capital Share Transactions                                                      --    2,408,500
                                                                                                       --- ------------ ------------
      Total Increase in Net Assets                                                                           399,896    2,595,516
                                                                                                       --- ------------ ------------
Net Assets:
      Beginning of Period                                                                                  2,628,516       33,000
                                                                                                       --- ------------ ------------
      End of Period (Includes Undistributed Net Investment Income of $842 and $506)                    $   3,028,412   $2,628,516
                                                                                                       === ============ ============
Share Transactions:
      Issued In-kind                                                                                              --      148,680
      Redeemed In-kind                                                                                            --      (50,000)
                                                                                                       --- ------------ ------------
      Net Increase in Shares Outstanding from Share Transactions                                                  --       98,680
                                                                                                       === ============ ============

(1) Inception date December 8, 2009.
(2) Includes realized gains on in-kind redemption (see Note 4 in Notes to the Financial Statements).

    The accompanying notes are an integral part of the financial statements.

                            Exchange Traded Concepts

                              Financial Highlights


--------------------------------------------------------------------------------

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                      NET REALIZED
                                               AND
               NET ASSET                UNREALIZED                DIVIDENDS   DISTRIBUTIONS           TOTAL
                  VALUE,         NET   GAIN (LOSS)                 FROM NET        FROM NET       DIVIDENDS    NET ASSET
               BEGINNING  INVESTMENT            ON   TOTAL FROM  INVESTMENT        REALIZED             AND   VALUE, END
               OF PERIOD     INCOME*   INVESTMENTS   OPERATIONS      INCOME   CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD
               ---------  ----------  ------------   ----------  ----------   -------------   -------------   ----------

FaithShares Christian Values Fund
Institutional Shares
2011+            $ 26.29      $ 0.27        $ 4.58       $ 4.85     $ (0.26)       $  (0.60)       $  (0.86)     $ 30.28
2010(3)          $ 25.00      $ 0.11        $ 1.29       $ 1.40     $ (0.11)       $     --        $  (0.11)     $ 26.29

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      RATIO OF NET
                                            RATIO OF    INVESTMENT
                            NET ASSETS   EXPENSES TO     INCOME TO
                   TOTAL        END OF   AVERAGE NET   AVERAGE NET       PORTFOLIO
               RETURN(1)  PERIOD (000)        ASSETS        ASSETS  TURNOVER(1)(4)
               ---------  ------------   -----------    ----------  --------------

FaithShares Christian Values Fund
Institutional Shares
2011+            18.56%       $ 3,028      0.87%         0.90%             22%
2010(3)           5.62%       $ 2,629      0.87%(2)      0.62%(2)          23%

*        Per share data calculated using average shares method.
+        In Liquidation
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)      Annualized
(3)      Inception date December 8, 2009.
(4) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Amounts designated as "--"are $0.



    The accompanying notes are an integral part of the financial statements.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

1. ORGANIZATION

Exchange Traded Concepts Trust (the "Trust"), formerly FaithShares Trust, is a Delaware statutory trust formed on July 17, 2009*. The Trust is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with one investment portfolio: FaithShares Christian Values Fund**, (the "Fund"). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Fund's custom index developed by MSCI Index. The Fund is classified as "non-diversified". This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" or "RIC" for purposes of the Internal Revenue Code of 1986, as amended. Exchange Traded Concepts, LLC (formerly FaithShares Advisors, LLC) (the "Adviser"), an Oklahoma Limited Liability Company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the "Board"). The Adviser is responsible for managing the investment activities of the Fund, the Fund's business affairs and other administrative matters.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units ("Creation Units"). Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

* During a Special Meeting of the Board of Trustees held on April 28, 2011, the Board approved the closure and liquidation of the Baptist Values Fund, Catholic Values Fund, Lutheran Values Fund and Methodist Values Fund. Each Fund distributed its assets to shareholders in complete liquidation on July 27, 2011.

** During a Special Meeting of the Board of Trustees held on July 15, 2011, the Board approved the closure and liquidation of the Christian Values Fund. Shares of the Fund are no longer being offered for sale while the Fund proceeds to liquidate and distribute its assets in an orderly manner. The last day of trading on the NYSE Arca is August 31, 2011. The Fund will distribute its assets to the shareholders in complete liquidation on September 14, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of the Significant Accounting Policies followed by the Fund.

The Fund adopted the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable. The change in basis of accounting from going-concern to a liquidation basis did not have a material effect on the Fund's carrying value of assets and liabilities. The Fund did not report separate results of operations during the liquidation period since such results were not materially different from those reported under the going-concern basis.

Use of Estimates and Indemnifications -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). The three levels of the fair value hierarchy are described below:

         o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

         o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

         o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2011 there have been no significant changes to the Fund's fair valuation methodologies.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.

Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.*

Security Transactions and Investment Income -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders -- The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units -- Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 to the Adviser. The maximum creation transaction fee for the Fund is $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 to the Adviser. The maximum redemption transaction fee for the Fund is $3,000.

* The statute of limitations on the Fund's federal and state tax filings remains open for the fiscal years ended July 31, 2011, and July 31, 2010.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company ("DTC") participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser is responsible for making investment decisions for the Fund, and manages the investment portfolios and business affairs of the Fund.

On June 24, 2011, Yorkville ETF Holdings LLC, acquired a majority interest in the Adviser (the "Transaction"). The Transaction resulted in an assignment and the automatic termination of the investment advisory agreement with the Fund (the "Prior Agreement"). In anticipation of the Transaction, at a special meeting of the Trust's Board held on June 16, 2011, the Board approved an interim investment advisory agreement between the Fund and the Adviser (the "Interim Agreement"). The Board determined that the scope and quality of the services provided to the Trust under the Interim Agreement will be at least equivalent to the scope and quality of services provided under the Prior Agreement. The terms of the Interim Agreement, including the advisory fee payable by the Fund, are identical to the terms of the Prior Agreement, except for the Interim Agreement's duration and the manner in which the Adviser is compensated. For its service to the Fund, under the Interim Agreement, the Fund pays a fee to the Adviser, which is calculated daily and paid monthly at the following rates: 0.87% of the daily net assets of the Fund on the first $1.5 billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. The Interim Agreement became effective upon the closing of the Transaction on June 24, 2011 and will remain in effect for no longer than 150 days from that date. The Fund will operate under the Interim Agreement until its liquidation on September 14, 2011.

Distribution Agreement

SEI Investments Distribution Co. ("SIDCO") serves as the Fund's underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to purchase shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

3. AGREEMENTS (concluded)

Distribution Agreement (concluded)

The Trust has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended July 31, 2011, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board. No payments pursuant to the Distribution and Service Plan will be made through the Fund's liquidation on September 14, 2011.


Administrator, Custodian, Fund Accountant and Transfer Agent

SEI Investments Global Funds Services (the "Administrator") serves as the Fund's Administrator pursuant to an Administration Agreement. Brown Brothers Harriman Co. (the "Custodian" and "Transfer Agent") serves as the Fund's Custodian and Transfer Agent pursuant to a Custody Agreement and Transfer Agency and Services Agreement. The Adviser of the Fund pays these fees.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2011, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:




                                                             Sales and
                                               Purchases     Maturities
                                           -------------     ----------
FaithShares Christian Values Fund          $   647,579   $   683,706


For the year ended July 31, 2011, there were no in-kind transactions associated with creations and redemptions.

For the period ended July 31, 2010, in-kind transactions associated with creations and redemptions were:



                                                                                     Net realized
                                                                                     gain (loss) on
                                                                Sales and            in-kind
                                           Purchases            Maturities           transactions
                                           -----------          -----------          --------------
FaithShares Christian Values Fund          $ 3,729,281          $ 1,332,136          $ 121,246

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

5. TAX INFORMATION (concluded)

In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund. The following differences, primarily attributable to REIT income, have been reclassified to/from the following accounts during the fiscal period ended July 31, 2011.


                                                             Undistributed
                                                             Net                    Accumulated
                                           Paid-in           Investment             Net Realized
                                           Capital           Income                 Gain
                                           --------          -------------          ------------
FaithShares Christian Values Fund          $(2,347)          $111                   $2,236

The tax character of dividends and distributions paid during the last fiscal period were as follows:


                                           Ordinary          Long-Term
                                           Income            Capital Gain              Totals
                                           --------          ------------              ------
FaithShares Christian Values Fund
2011                                       $ 86,048          $      --               $ 86,048
2010                                          8,426                 --                  8,426

Amounts designated as "--"are $0.


As of July 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                       FaithShares
                                        Christian
                                       Values Fund
                                       -----------
Undistributed Ordinary Income           $  46,783
Undistributed Long-Term
 Capital Gain                             105,795
Unrealized Appreciation                   313,088
                                       -----------
Total Distributable Earnings           $  465,666


As of July 31, 2011, the Fund had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2011, were as follows:




                                                             Aggregated            Aggregated
                                                               Gross                  Gross                  Net
                                           Federal           Unrealized            Unrealized            Unrealized
                                           Tax Cost          Appreciation          Depreciation          Appreciation
                                           --------          ------------          ------------          ------------
FaithShares Christian Values Fund          $ 2,715,967          $ 405,136          $ (92,048)            $ 313,088

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

                            Exchange Traded Concepts
                       Notes to the Financial Statements
                                 July 31, 2011

--------------------------------------------------------------------------------

6. CONCENTRATION OF RISKS

The Fund's assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's net assets were invested in a wider variety of industries.

7. OTHER

At July 31, 2011, the records of the Trust reflected that 100% of the Fund's total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. CHANGE OF AUDITOR

The Audit Committee and the Board of Trustees selected a new independent auditor for the Trust in connection with various changes that were then being considered for the Trust. On May 24, 2011, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, Cohen Fund Audit Services, LTD as the independent registered public accounting firm of the Trust for the fiscal year ending July 31, 2011. Prior to the Trust's fiscal year ended July 31, 2011, the Trust's financial statements were audited by a different independent registered public accounting firm, KPMG LLP (the "Prior Auditor").

The Audit Committee approved and the Board of Trustees ratified and approved the dismissal of the Prior Auditor as the independent registered public accounting firm of the Trust on and effective as of May 24, 2011. During the fiscal period ended July 31, 2010, there were no: (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor's satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The Prior Auditor's report on the financial statements of the Trust as of and for the fiscal period ended July 31, 2010, did not contain an adverse or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles, except as follows:

The Prior Auditor's report on the financial statements of the Trust as of and for the fiscal period ended July 31, 2010, contained a separate paragraph stating that "the Funds have a unified fee arrangement and are dependent on the operations of the Funds' investment adviser, FaithShares Advisors, LLC, to pay all operating expenses of the Funds. FaithShares Advisors, LLC is experiencing financial challenges and seeking additional sources of financing. These conditions raise substantial doubt about the Funds' ability to continue as a going concern."

9. SUBSEQUENT EVENT

During a Special Meeting of the Board of Trustees held on July 15, 2011, the Board approved the liquidation of the Christian Values Fund. The Fund distributed its assets to shareholders in complete liquidation of the Fund on September 14, 2011.

                            Exchange Traded Concepts
        Disclosure of Interim Advisory Agreement & Board Considerations
                                 July 31, 2011

--------------------------------------------------------------------------------

Board Considerations in Approving an Interim Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of FaithShares Trust (now known as Exchange Traded Concepts Trust) (the "Trust") considered the approval of an interim investment advisory agreement for the FaithShares Baptist Values Fund, the FaithShares Catholic Values Fund, the FaithShares Christian Values Fund, the FaithShares Lutheran Values Fund and the FaithShares Methodist Values Fund (the "Funds").

On June 24, 2011, Yorkville ETF Holdings LLC, acquired a majority interest in FaithShares Advisors LLC (now known as Exchange Traded Concepts, LLC) (the "Adviser"), the investment adviser to the Funds (the "Transaction"). Under the 1940 Act, the Transaction constituted a change of control of the Adviser that resulted in the assignment, and automatic termination, of the prior investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the "Prior Agreement"). In anticipation of the Transaction, at an in-person meeting held on June 16, 2011, the Board was asked to approve an interim agreement (the "Interim Agreement") under which the Adviser would continue to provide investment advisory services. The Board was informed that the terms of the Interim Agreement were substantially similar to the terms of the Prior Agreement, except for the duration of the agreement and the manner in which the Adviser would be compensated. The Interim Agreement would continue in effect for a period of no greater than 150 days and the investment advisory fees earned under the Interim Agreement are to be paid into an escrow account pending shareholder approval of a new investment advisory agreement between the Trust and the Adviser; if there is no shareholder approval of a new investment advisory agreement, the Adviser will be paid, out of the escrow account, the lesser of 1) any costs incurred in performing the Interim Agreement (plus interest earned on that amount while in escrow) or 2) the total amount in the escrow account (plus interest earned).

In approving the Interim Agreement at its meeting held on June 16, 2011, the Board relied on the information it received from the Adviser regarding the Interim Agreement between the Funds and the Adviser. The Board also took into account that it was sufficiently familiar with the services provided by the Adviser, its respective personnel and prior performance, based on past dealings with the Adviser, its regular monitoring process and the quarterly reports it receives from the Adviser. The Board also considered that the Prior Agreement would be terminated as a result of the Transaction, and that four of the five Funds were scheduled to liquidate on or about July 27, 2011.

At the June 16, 2011 meeting, the Board, including the Independent Trustees, received and reviewed information from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to Fund shareholders by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the Adviser's cost and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; and (iv) the existence, or anticipated existence, of economies of scale. Further, at its June 16, 2011 meeting, the Board considered the Transaction and the potential effects of the Transaction on the management of the Funds. The Board took into account that there would be no changes to the management structure of the Adviser and the portfolio managers of the Funds would remain the same after the Transaction. The Board then deliberated on the approval of the Interim Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the approval of the Interim Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

                            Exchange Traded Concepts
        Disclosure of Interim Advisory Agreement & Board Considerations
                                 July 31, 2011

--------------------------------------------------------------------------------

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board noted that there are no material differences between the terms of the Prior Agreement and the Interim Agreement, including the fees payable thereunder. The Board also noted that the Transaction would not impact the day to day management of the Funds or the Adviser. In addition, the Board noted that the Adviser did not expect the Transaction to affect the nature or quality of the services performed for the Trust or the Funds. Based on the factors above, as well as those discussed below, the Board concluded that the expected nature, quality and extent of such services supported approval of the Interim Agreement.

Investment Performance of the Funds and the Adviser

At each quarterly meeting, the Board compared each Fund's performance to benchmark indices over various periods of time and concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds. The Board further noted that the Funds' investment policies and strategies were not expected to change as a result of the Transaction. The Board also noted that the portfolio managers of the Funds would continue to be jointly and primarily responsible for the day to day management of the Funds after the Transaction. In light of the foregoing factors, along with the prior findings regarding performance at each quarterly meeting, the Board concluded that its findings with respect to performance supported approval of the Interim Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable to the Adviser was reasonable, the Board considered, among other things, the expense ratio and the advisory fees paid by the Funds, considered fees paid by comparable funds, and concluded that the advisory fee was reasonable and the result of arm's length negotiations. It was noted that a fee schedule that includes both breakpoints and aggregation of all assets in the fund complex to achieve those breakpoints helps to ensure that the benefits of economies of scale are shared with shareholders. Additionally, the Board took into consideration that the advisory fee was a "unified fee," meaning that the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Board noted that the Adviser is responsible for compensating the Trust's other service providers and paying the Funds' other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds. The Board noted that the fee schedule under the Interim Agreement is identical to that under the Prior Agreement. Taking into consideration its review of fees and expenses, the Board determined that the advisory fee and expenses were reasonable.

Moreover, the Board noted that the Funds have not been profitable to the Adviser and, given the lack of asset growth in the Funds, the Adviser did not anticipate the Funds to be profitable in the near future. In addition, due to the small level of assets in the Funds, the Board concluded that economies of scale had not been achieved.

Based on the Board's deliberations and evaluation of the information discussed previously, the Board, including the Independent Trustees, unanimously concluded that the terms of the Interim Agreement are fair and reasonable, that the scope and quality of services to be provided will be at least equivalent to the scope and quality of services provided under the Prior Agreement, and that the fees under the Interim Agreement are reasonable in light of the services to be provided to the Funds. The Board, and the Independent Trustees voting separately, approved the Interim Agreement.

                            Exchange Traded Concepts
            Report of Independent Registered Public Accounting Firm

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities in liquidation, including the schedule of investments in liquidation, of the Exchange Traded Concepts Trust, comprised of the FaithShares Christian Values Fund ETF (the "Fund") as of July 31, 2011, and the related statement of operations in liquidation, the statement changes in net assets in liquidation, and the financial highlights in liquidation for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period December 8, 2009 (commencement of operations) through July 31, 2010, were audited by another independent registered public accounting firm, who expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Trustees approved a plan of liquidation on July 20, 2011 and the Fund began an orderly liquidation of the Fund's assets on August 31, 2011. As a result, the Fund changed its basis of accounting for the periods after July 20, 2011, from the going concern basis to the liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund constituting the Exchange Traded Concepts Trust, as of July 31, 2011, and the results of its operations in liquidation, the statement of changes in its net assets in liquidation, and the financial highlights in liquidation for the year then ended, in conformity with accounting principles generally accepted in the United States of America applied on the basis of accounting described in the preceding paragraph.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 23, 2011

                            Exchange Traded Concepts
                    Disclosure of Fund Expenses (Unaudited)

--------------------------------------------------------------------------------

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------

                                  Beginning  Ending                Expenses
                                  Account    Account    Annualized Paid
                                  Value      Value      Expense    During
                                  2/1/11     7/31/11    Ratios     Period(1)
--------------------------------------------------------------------------------
FaithShares Christian Values Fund
Actual Fund Return                $ 1,000.00 $ 1,009.60 0.87%      $4.33
Hypothetical 5% Return            $ 1,000.00 $ 1,020.48 0.87%      $4.36


(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the actual time the Fund was operational).

                            Exchange Traded Concepts
                      Supplemental Information (Unaudited)

--------------------------------------------------------------------------------

Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund's holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered. All data presented represents past performance, which cannot be used to predict future results.



--------------------------------------------------------------------------------
FaithShares Christian Values Fund
--------------------------------------------------------------------------------
                                                Number of       Percentage of
Premium/Discount Range                            Days           Total Days
--------------------------------------------------------------------------------
Greater than 3.5%                                 0                  0.00 %
Greater than 3.0% and Less than 3.5%              0                  0.00
Greater than 2.0% and Less than 2.5%              0                  0.00
Greater than 1.5% and Less than 2.0%              0                  0.00
Greater than 1.0% and Less than 1.5%              0                  0.00
Greater than 0.5% and Less than 1.0%              0                  0.00
Between 0.5% and -0.5%                          247                100.00
Less than -0.5% and Greater than -1.0%            0                  0.00
Less than -1.0% and Greater than -1.5%            0                  0.00
Less than -1.5% and Greater than -2.0%            0                  0.00
Less than -2.0% and Greater than -2.5%            0                  0.00
Less than -2.5% and Greater than -3.0%            0                  0.00
Less than -3.0% and Greater than -3.5%            0                  0.00
Less than -3.5% and Greater than -4.0%            0                  0.00
Less than -4.0% and Greater than -4.5%            0                  0.00
Less than -4.5% and Greater than -5.0%            0                  0.00
                                                --------- ---------------
Total                                           247                100.00 %
                                                ========= ===============

                            Exchange Traded Concepts
                 Trustees and Officers of the Trust (Unaudited)

--------------------------------------------------------------------------------

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-FAITH-55. The following chart lists Trustees and Officers as of July 31, 2011.



                                                                          Number of
                                                                          Portfolios in
                                                                          Fund
                                     Term of Office  Principal            Complex       Other
Name, Address,     Position(s) Held  and Length of   Occupation(s)        Overseen By   Directorships held
and Age            with the Trust    Time Served (1) During Past 5 Years  Trustee       by Trustee
------------------ ----------------- --------------- -------------------- ------------- ------------------
Thompson S.        Trustee,          2009-2011(2)    President and        1             None
Phillips, Jr.      President and                     Portfolio Manager,
3555 Northwest     Treasurer                         FaithShares
58(th) Street                                        Advisors, LLC,
Suite 600                                            2009-2011; President
Oklahoma City, OK                                    and Founder, T.S.
73112                                                Phillips
(59 years old)                                       Investments, Inc.,
                                                     2004-Present;
                                                     Founder, Phillips
                                                     Capital Advisors,
                                                     1990-Present;
------------------ ----------------- --------------- -------------------- ------------- ------------------
J. Garrett Stevens Trustee, Chief    2009-2011       Chief Executive      1             None
3555 Northwest     Executive Officer                 Officer and
58(th) Street      and Secretary                     Portfolio Manager,
Suite 410                                            Exchange Traded
Oklahoma City, OK                                    Concepts, LLC,
73112                                                (formerly known as
(31 years old)                                       FaithShares
                                                     Advisors, LLC)
                                                     2009-present;
                                                     Investment
                                                     Advisor, T.S.
                                                     Phillips
                                                     Investments, Inc.,
                                                     2000-2011
------------------ ----------------- --------------- -------------------- ------------- ------------------


                                       22



                            Exchange Traded Concepts
                 Trustees and Officers of the Trust (Unaudited)

--------------------------------------------------------------------------------




                                                                         Number of
                                                                         Portfolios in
                                    Term of Office  Principal            Fund Complex  Other
Name, Address,     Position(s) Held and Length of   Occupation(s)        Overseen By   Directorships
and Age            with the Trust   Time Served (1) During Past 5 Years  Trustee       held by Trustee
------------------ ---------------- --------------- -------------------- ------------- ----------------
Nancy Bainbridge   Trustee          2009-2011(2)    Senior Vice          1             None
c/o FaithShares                                     President, Bank2,
Trust                                               2010-Present; Senior
3555 Northwest                                      Vice President,
58(th) Street                                       Spirit Bank, 2005-
Suite 410                                           2010; Vice
Oklahoma City, OK                                   President,
73112                                               Commercial Federal
(55 years old)                                      Bank, 2002-2005
------------------ ---------------- --------------- -------------------- ------------- ----------------
Thomas C. Burgin   Trustee          2009-2011(2)    President, T.C.      1             Director of the
c/o FaithShares                                     Burgin, CPA, PC,                   South Oklahoma
Trust                                               1991-Present                       Chamber of
3555 Northwest                                                                         Commerce
58(th) Street
Suite 410
Oklahoma City, OK
73112
(60 years old)
------------------ ---------------- --------------- -------------------- ------------- ----------------
Dr. Adrian E. Cole Trustee          Since 2009      Senior Minister,     1             Director of
c/o FaithShares                                     New Covenant                       Oklahoma Federal
Trust                                               United Methodist                   Credit Union
3555 Northwest                                      Church, 1996-
58(th) Street                                       Present; Minister of
Suite 410                                           the Oklahoma
Oklahoma City, OK                                   Annual Conference
73112                                               of the United
(60 years old)                                      Methodist Church
------------------ ---------------- --------------- -------------------- ------------- ----------------
Steven McConnell   Trustee          Since 2009      General Counsel,     1             None
c/o FaithShares                                     Legacy Bank, 2006-
Trust                                               Present; Attorney,
3555 Northwest                                      DeBee Gilchrist,
58(th) Street                                       2004-2006
Suite 410
Oklahoma City, OK
73112
(44 years old)


                                       23



                            Exchange Traded Concepts
                 Trustees and Officers of the Trust (Unaudited)

--------------------------------------------------------------------------------


                                                                    Number of
                                                                    Portfolios in
                   Position(s)   Term of Office Principal           Fund Complex         Other
Name, Address, and Held with the and Length of  Occupation(s)       Overseen By          Directorships
Age                Trust         Time Served(1) During Past 5 Years Trustee              Held by Trustee
------------------ ------------- -------------- ------------------- -------------------- ---------------
David M. Mahle     Trustee       Since 2011(3)  Jones Day, of       1                    None
c/o FaithShares                                 Counsel, 2008-
Trust                                           Present; Partner,
3555 Northwest                                  1988-2008
58(th) Street
Suite 410
Oklahoma City, OK
73112
(68 years old)
------------------ ------------- -------------- ------------------- -------------------- ---------------
Edward A. Kerbs    Trustee       Since 2011(3)  Vice President and  1                    None
c/o FaithShares                                 Managing Director,
Trust                                           IAT Reinsurance
3555 Northwest                                  Company, Ltd.,
58(th) Street                                   2001-Present
Suite 410
Oklahoma City, OK
73112
(60 years old)
------------------ ------------- -------------- ------------------- -------------------- ---------------
                                 Term of Office
                   Position(s)   and Length of                                           Other
Name, Address, and Held with the Time Served(1) Principal Occupation(s) During Past 5    Directorships
Age                Trust                        Years                                    Held
------------------ ------------- -------------- ------------------- -------------------- ---------------
Peter Rodriguez    Assistant     Since 2011     Director, Fund Accounting, SEI           None
SEI Investments    Treasurer                    Investments Global Fund Services,
Company                                         2011-present, 1997-2005; Director,
One Freedom Valley                              Mutual Fund Trading, SEI Private
Drive                                           Trust Company, 2009-2011; Director,
Oaks, PA 19456                                  Asset Data Services, Global Wealth
(49 years old)                                  Services, 2006-2009; Director, Portfolio
                                                Accounting, SEI Investments Global
                                                Fund Services, 2005-2006
------------------ ------------- -------------- ---------------------------------------- ---------------
Carolyn Mead       Assistant     Since 2009     Counsel, SEI Investments, 2007-          None
SEI Investments    Secretary                    Present; Associate, Stradley, Ronon,
Company                                         Stevens & Young, 2004-2007; Counsel,
One Freedom Valley                              ING Variable Annuities, 1999-2002
Drive
Oaks, PA 19456
(54 years old)

(1) Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2)      Trustee resigned from the Board effective July 31, 2011.
(3) Trustee selected and nominated to serve as Independent trustee of the Board effective July 20, 2011.

                            Exchange Traded Concepts
                       Notice to Shareholders (Unaudited)

--------------------------------------------------------------------------------

For shareholders that do not have July 31, 2011, tax year end, this notice is for informational purposes only. For shareholders with July 31, 2011, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended July 31, 2011, the Fund is designating the following items with regard to distributions paid during the year.


                      (A)          (B)          (C)
                                                              Dividends
                                                              Qualifying
                      Long Term    Ordinary                   For Corporate
                      Capital Gain Income       Total         Dividend      Qualifying U.S.         Qualified  Qualified Short-
                      Distribution Distribution Distributions Receivable    Dividend   Government   Interest   Term Capital
                      (Tax Basis)  (Tax Basis)  (Tax Basis)   Deduction (1) Income (2) Interest (3) Income (4) Gain (5)
                      ------------ ------------ ------------- ------------- ---------- ------------ ---------- ----------------
FaithShares Christian
Values Fund           0.00%        100.00%      100.00%       39.60%        41.03%     0.00%        0.00%      100.00%

         Items (A), (B) and (C) are based on the percentage of the fund's total distribution.

(1) Qualifying Dividend Income represents dividends which qualify for the corporate dividend received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the FaithShares Christian Values Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(4) The percentage in this column represents the amount of "Qualified Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income exempt from U.S. withholding tax when paid to foreign investors.
(5) The percentage in this column represents the amount of "Qualified Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2011. Complete information will be computed and reported on the year 2011 Form 1099-DIV.

                            Exchange Traded Concepts
                       Notice to Shareholders (Unaudited)

--------------------------------------------------------------------------------

The US Income tax regulations require each mutual fund to designate its distribution within 60 days of its fiscal year end. This notice is for informational use only; this is not for tax return reporting. The final character of the distribution will be reported with your 2011 Form 1099.

For the short tax year ended September 14, 2011, the Fund is designating long term capital gains, ordinary income, dividend received deductions, qualified dividend income, U.S. government interest, qualified interest income and qualified short-term capital gain with regard to distributions paid during the year as follows:


                      (A)          (B)          (C)
                                                              Dividends
                      Long Term    Ordinary                   Qualifying For                                       Qualified
                      Capital Gain Income       Total         Corporate      Qualified  U.S.         Qualified     Short-Term
                      Distribution Distribution Distributions Dividends Rec. Dividend   Government   Interest      Capital Gain
Fund                  (Tax Basis)  (Tax Basis)  (Tax Basis)   Deductions (1) Income (2) Interest (3) Dividends (4) Dividends (5)
--------------------- ------------ ------------ ------------- -------------- ---------- ------------ ------------- -------------
FaithShares Christian
Values Fund           68.19%       31.81%       100.00%       63.17%         65.55%     0.00%        0.00%         100.00%

         Items (A), (B) and (C) are based on the percentage of the fund's total distribution.

(1) Qualifying Dividend Income represents dividends which qualify for the corporate dividend received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the FaithShares Christian Values Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(4) The percentage in this column represents the amount of "Qualified Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income exempt from U.S. withholding tax when paid to foreign investors.
(5) The percentage in this column represents the amount of "Qualified Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions exempt from U.S. withholding tax when paid to foreign investors.


The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2011. Complete information will be computed and reported on the year 2011 Form 1099-DIV.

                            Exchange Traded Concepts
                       Notice to Shareholders (Unaudited)

--------------------------------------------------------------------------------

The US Income tax regulations require each mutual fund to designate its distribution within 60 days of its fiscal year end. This notice is for informational use only; this is not for tax return reporting. The final character of the distribution will be reported with your 2011 Form 1099.

For the tax year ended July 27, 2011, each Fund is designating long term capital gains, ordinary income, dividend received deductions, qualified dividend income, U.S. government interest, qualified interest income and qualified short-term capital gain with regard to distributions paid during the year as follows:


                      (A)          (B)          (C)
                                                              Dividends                                        Qualified
                      Long Term    Ordinary                   Qualifying For                         Qualified Short-Term
                      Capital Gain Income       Total         Corporate      Qualified  U.S.         Interest  Capital Gain
                      Distribution Distribution Distributions Dividends Rec. Dividend   Government   Dividends Dividends
Fund                  (Tax Basis)  (Tax Basis)  (Tax Basis)   Deductions (1) Income (2) Interest (3) (4)       (5)
--------------------- ------------ ------------ ------------- -------------- ---------- ------------ --------- ------------
FaithShares Baptist
Values Fund           78.50%       21.50%       100.00%       57.31%         56.86%     0.00%        0.00%     100.00%
FaithShares Catholic
Values Fund           88.64%       11.36%       100.00%       80.27%         78.91%     0.00%        0.01%     100.00%
FaithShares Lutheran
Values Fund           81.99%       18.01%       100.00%       62.67%         62.20%     0.00%        0.01%     100.00%
FaithShares Methodist
Values Fund           69.03%       30.97%       100.00%       62.79%         61.22%     0.00%        0.03%     100.00%


         Items (A), (B) and (C) are based on the percentage of each fund's total distribution

(1) Qualifying Dividend Income represents dividends which qualify for the corporate dividend received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the FaithShares Christian Values Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(4) The percentage in this column represents the amount of "Qualified Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income exempt from U.S. withholding tax when paid to foreign investors.
(5) The percentage in this column represents the amount of "Qualified Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions exempt from U.S. withholding tax when paid to foreign investors.


The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2011. Complete information will be computed and reported on the year 2011 Form 1099-DIV.

                                   [ETC LOGO]


                    3555 Northwest 58(th) Street, Suite 410
                            Oklahoma City, OK 73112

                              Investment Adviser:
                         Exchange Traded Concepts, LLC
                    3555 Northwest 58(th) Street, Suite 410
                            Oklahoma City, OK 73112

                                  Distributor:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 Legal Counsel:
                          Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, NW
                              Washington, DC 20004

                 Independent Registered Public Accounting Firm:
                        Cohen Fund Audit Services, Ltd.
                              800 Westpoint Pkwy.
                                   Suite 1100
                               Westlake, OH 44145

This information must be preceded or accompanied by a current prospectus for the Fund.



FSF-AR-001-0200

ITEM  2.    CODE  OF  ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant's principal executive officer and principal financial officer, was in effect during the entire period covered by this report. A copy of the code of ethics dated October 20, 2009 is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM  3.    AUDIT  COMMITTEE  FINANCIAL  EXPERT.

The registrant's board of trustees has determined that Thomas C. Burgin, member of the registrant's Audit Committee, is an "audit committee financial expert" and is "independent" as that term is defined in Item 3 of Form N-CSR.

ITEM  4.    PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

(a)-(d) Aggregate fees billed to registrant for the fiscal year ended July 31, 2011 for professional services rendered by registrant's principal accountant were as follows:

             -------------------------------------------------
                                                        2011
             -------------------------------------------------
              (a)    Audit  Fees                       $12,500
             -------------------------------------------------
              (b)    Audit-Related  Fees                    $0
             -------------------------------------------------
              (c)    Tax Fees                           $3,000
             -------------------------------------------------
              (d)    All Other Fees                         $0
             -------------------------------------------------

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

All Other Fees include amounts billed for products and services other than those disclosed in paragraphs (a) through (c) of this Item.

(e)(1) The registrant's Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which requires the registrant's Audit Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The Policy also requires the Audit Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant's investment adviser, if the services relate directly to the registrant's operations and financial reporting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not  applicable.

(g) The aggregate fees billed by registrant's principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant's investment adviser, and for non-audit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by registrant's principal accountant to either registrant's investment adviser or to any entity controlling, controlled by, or under common control with registrant's investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant's board of trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM  5.    AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

Not  applicable.

ITEM  6.    SCHEDULE  OF  INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not  applicable.

ITEM  8.    PORTFOLIO  MANAGERS  OF  CLOSED-END  MANAGEMENT  INVESTMENT
            COMPANIES.

Not  applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not  applicable.

ITEM  10.   SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

There  have  been  no  material  changes.

ITEM  11.   CONTROLS  AND  PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS  12.  EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached. (Ex.99A).

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.(Ex.99B)

(a)(3)  Not  applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith (Ex.99C)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Exchange Traded Concepts Trust


By  (Signature  and  Title)*                    /S/  J.  Garret  Stevens
                                                -------------------------
                                                J.  Garrett  Stevens
                                                Chief  Executive  Officer

Date:  9/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  (Signature  and  Title)*                    /S/  J.  Garret  Stevens
                                                -------------------------
                                                J.  Garrett  Stevens
                                                Chief  Executive  Officer

Date:  9/27/2011


By  (Signature  and  Title)*                   /S/  Thompson  S.  Phillips Jr.
                                               -------------------------------
                                               Thompson  S.  Phillips,  Jr.
                                               Treasurer


Date:  9/27/2011

* Print the name and title of each signing officer under his or her signature.